Related party transactions - Key management personnel compensation (Details) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Related party transactions
Salaries and other short term employee benefits	£ 460	£ 629
Payments to defined contribution pension schemes	7	8
Share-based payments	56	79
Key management compensation	£ 523	£ 716